TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses

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Transamerica Asset Allocation – Conservative Portfolio

Transamerica Asset Allocation – Growth Portfolio

Transamerica Asset Allocation – Moderate Growth Portfolio

Transamerica Asset Allocation – Moderate Portfolio

Transamerica Multi-Manager International Portfolio

The following replaces the information in the Retail Prospectus and Summary Prospectuses relating to Morningstar Associates, LLC under the section entitled “Management”:

Investment Adviser:	Portfolio Construction Manager:
Transamerica Asset Management, Inc.	Morningstar Associates, LLC

Portfolio Construction Team:
Dario Castagna, CFA, Co-Portfolio Manager since 2014
Dan McNeela, CFA, Co-Portfolio Manager since 2010
Michael Stout, CFA, Co-Portfolio Manager since 2006

The following replaces the information in the Retail Prospectus relating to Morningstar Associates, LLC under the section entitled “Shareholder Information – Portfolio Construction Manager”:

Name	Employer	Positions Over Past Five Years
Dario Castagna, CFA	Morningstar Associates, LLC	Portfolio Manager of the fund since 2014; Employee of Morningstar Associates, LLC since 2006
Dan McNeela, CFA	Morningstar Associates, LLC	Portfolio Manager of the fund since 2010; Employee of Morningstar Associates, LLC since 2006
Michael Stout, CFA	Morningstar Associates, LLC	Portfolio Manager of the fund since 2006; Employee of Morningstar Associates, LLC since 1993

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Investors Should Retain this Supplement for Future Reference

June 6, 2014

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